Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	General Partner [Member]	Common Unitholders [Member]	Preferred Partner [Member]	Total
Beginning balance, value at Dec. 31, 2017	$ 16,427	$ 806,472	$ 110,506	$ 933,405
Distributions declared and paid (distributions of $2.24 (adjusted for the March 2019 Reverse Split), $1.26 (adjusted for the March 2019 Reverse Split) and $0.90 per common unit in 2018, 2019 and 2020, respectively and $0.86 and $0.42 per preferred unit in 2018 and 2019, respectively)	(780)	(40,719)	(11,101)	(52,600)
Partnership’s net income	(211)	(10,994)	11,101	(104)
Equity compensation expense (Note 14)	0	613	0	613
Ending balance, value at Dec. 31, 2018	15,436	755,372	110,506	881,314
Distributions declared and paid (distributions of $2.24 (adjusted for the March 2019 Reverse Split), $1.26 (adjusted for the March 2019 Reverse Split) and $0.90 per common unit in 2018, 2019 and 2020, respectively and $0.86 and $0.42 per preferred unit in 2018 and 2019, respectively)	(440)	(22,904)	(5,427)	(28,771)
Partnership’s net income	(2,339)	(122,768)	2,652	(122,455)
Deemed dividend to preferred unit holders’ (Note 13)	(171)	(8,948)	9,119	0
Distribution of Diamond S Shipping Inc. stock to Partnership’s unitholders (Note 1)	(3,914)	(203,494)	0	(207,408)
Redemption of Class B Convertible Preferred Units (Notes 1, 13)	0	0	(116,850)	(116,850)
Equity compensation expense (Note 14)	0	907	0	907
Ending balance, value at Dec. 31, 2019	8,572	398,165		406,737
Distributions declared and paid (distributions of $2.24 (adjusted for the March 2019 Reverse Split), $1.26 (adjusted for the March 2019 Reverse Split) and $0.90 per common unit in 2018, 2019 and 2020, respectively and $0.86 and $0.42 per preferred unit in 2018 and 2019, respectively)	(314)	(16,761)	0	(17,075)
Partnership’s net income	558	29,809	0	30,367
Equity compensation expense (Note 14)	0	2,049	0	2,049
Ending balance, value at Dec. 31, 2020	$ 8,816	$ 413,262		$ 422,078